MORTGAGE NOTES RECEIVABLE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans On Real Estate [Line Items]
Mortgage notes receivable, gross		$ 679,795	$ 648,079
Allowance for loss on mortgage notes receivable		0	0
Total mortgages - net		679,795	648,079
Mortgage note due 2023; interest at 11.00%
Mortgage Loans On Real Estate [Line Items]
Mortgage notes receivable, gross		$ 69,928	$ 69,928
Mortgage loans on real estate, interest rate		11.00%	11.00%
Mortgage Note Due 2024; Interest At 9.64%
Mortgage Loans On Real Estate [Line Items]
Mortgage notes receivable, gross		$ 112,500	$ 112,500
Mortgage loans on real estate, interest rate		9.64%	9.64%
Mortgage Note Due 2029 Interest At 9.23%
Mortgage Loans On Real Estate [Line Items]
Mortgage notes receivable, gross		$ 413,399	$ 414,550
Mortgage loans on real estate, interest rate		9.23%	9.23%
Other mortgage notes outstanding
Mortgage Loans On Real Estate [Line Items]
Mortgage notes receivable, gross	[1]	$ 83,968	$ 51,101

[1]	Other mortgage notes outstanding have stated interest rates ranging from 8.35% to 12.0% and maturity dates through 2046.